TAXES ON INCOME - Disclosure of detailed information about statements of financial position deferred taxes (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Non-current assets	$ 16	$ 769
Non-current liabilities	$ 6,591	$ 1,503